11. Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments In Associates And Joint Ventures
Jointly controlled and Significant Influence - Participation

a) Breakdown

				Participation %
Jointly Controlled by Banco Santander	Activity	Country	2020	2019	2018
Banco RCI Brasil S.A.	Bank	Brazil	39.89%	39.89%	39.89%
Norchem Participações e Consultoria S.A. (1)	Other Activities	Brazil	0.00%	50.00%	50.00%
Cibrasec - Companhia Brasileira de Securitização(1)(2)(6)	Securitization	Brazil	0.00%	0.00%	9.72%
Estruturadora Brasileira de Projetos S.A. - EBP (1)(2)	Other Activities	Brazil	11.11%	11.11%	11,11%
Gestora de Inteligência de Crédito (1)	Credit Bureau	Brazil	20.00%	20.00%	20.00%
Campo Grande Empreendimentos (5)	Other Activities	Brazil	25.32%	25.32%	25.32%
Santander Auto S.A.	Other Activities	Brazil	50.00%	50.00%	50.00%

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)
Webmotors S.A. (3)	Other Activities	Brazil	70.00%	70.00%	70.00%
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brazil	18.98%	18,98%	19.81%
Hyundai Corretora de Seguros	Insurance Broker	Brazil	50.00%	50.00%	0.00%
PSA Corretora de Seguros e Serviços Ltda, (4)	Insurance Broker	Brazil	50.00%	50.00%	50.00%

Significant Influence of Banco Santander
Norchem Holding e Negócios S.A. (1)	Other Activities	Brazil	0.00%	21.75%	21.75%

Jointly controlled and Significant Influence - Investments
	Investments
	2020	2019	2018
Jointly Controlled by Banco Santander	590,219	595,230	613,366
Banco RCI Brasil S.A.	544,236	509,890	458,292
Norchem Participações e Consultoria S.A.	-	21,078	26,105
Cibrasec - Companhia Brasileira de Securitização	-	-	7,298
Estruturadora Brasileira de Projetos S.A. - EBP	1,273	3,889	3,690
Gestora de Inteligência de Crédito	28,680	47,744	59,098
Campo Grande Empreendimentos	255	255	255
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda,)	-	-	51,073
Santander Auto S.A.	15,775	12,374	7,555

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	504,766	454,280	419,016
Webmotors S.A.	316,597	296,216	273,721
Tecnologia Bancária S.A. - TECBAN	186,357	156,589	144,090
Hyundai Corretora de Seguros	1,044	934	-
PSA Corretora de Seguros e Serviços Ltda,	768	541	1,205

Significant Influence of Banco Santander	-	21,252	20,933
Norchem Holding e Negócios S.A.	-	21,252	20,933
Total	1,094,985	1,070,762	1,053,315

Jointly controlled and Significant Influence - Results of Investments
		Results of Investments
	2020	2019	2018
Jointly Controlled by Banco Santander	50,915	92,976	41,212
Banco RCI Brasil S.A.	72,057	105,250	46,244
Norchem Participações e Consultoria S.A.	333	975	1,120
Cibrasec - Companhia Brasileira de Securitização	-	75	193
Estruturadora Brasileira de Projetos S.A. - EBP	9	199	(1,017)
Gestora de Inteligência de Crédito	(19,064)	(11,354)	(6,466)
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda,)	-	-	1,083
Santander Auto S.A.	(2,421)	(2,169)	55

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	61,380	55,936	24,161
Webmotors S.A.	38,823	42,848	30,626
Tecnologia Bancária S.A. - TECBAN	22,219	12,498	(6,929)
Hyundai Corretora de Seguros	110	(66)	-
PSA Corretora de Seguros e Serviços Ltda,	226	656	464

Significant Influence of Banco Santander	(33)	576	585
Norchem Holding e Negócios S.A.	(33)	576	585
Total	112,261	149,488	65,958

Jointly controlled and Significant Influence - Total
			2020
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	12,900,571	11,255,396	51,847
Banco RCI Brasil S.A.	11,620,304	10,255,995	99,951
Norchem Participações e Consultoria S.A.	70,475	27,781	534
Estruturadora Brasileira de Projetos S.A. - EBP	11,562	39	148
Gestora de Inteligência de Crédito	1,126,424	933,115	(45,410)
Santander Auto S.A.	71,807	38,466	(3,376)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,952,308	1,692,770	68,469
Webmotors S.A.	512,687	78,856	21,529
Tecnologia Bancária S.A. - TECBAN	2,435,377	1,612,822	46,735
Hyundai Corretora de Seguros Ltda,	2,076	251	(43)
PSA Corretora de Seguros e Serviços Ltda,	2,168	841	247

Significant Influence of Banco Santander	126,877	29,391	(225)
Norchem Holding e Negócios S.A.	126,877	29,391	(225)
Total	15,979,756	12,977,558	120,091

			2019
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	14,121,618	12,502,780	206,482
Banco RCI Brasil S.A.	13,452,716	12,174,504	263,851
Norchem Participações e Consultoria S.A.	69,865	27,709	1,949
Estruturadora Brasileira de Projetos S.A. - EBP	35,314	311	1,790
Gestora de Inteligência de Crédito	527,362	288,643	(56,769)
Santander Auto S.A.	36,361	11,613	(4,339)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,873,140	1,628,364	125,439
Webmotors S.A.	484,454	60,734	61,212
Tecnologia Bancária S.A. - TECBAN	2,382,907	1,564,801	63,046
Hyundai Corretora de Seguros Ltda,	1,909	41	(132)
PSA Corretora de Seguros e Serviços Ltda,	3,870	2,788	1,313

Significant Influence of Banco Santander	126,937	29,226	2,650
Norchem Holding e Negócios S.A.	126,937	29,226	2,650
Total	17,121,695	14,160,370	334,571

			2018
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	10,500,055	8,755,688	80,954
Banco RCI Brasil S.A.	9,849,508	8,679,715	115,928
Norchem Participações e Consultoria S.A.	79,633	27,423	2,240
Cibrasec - Companhia Brasileira de Securitização	80,300	3,893	1,989
Estruturadora Brasileira de Projetos S.A. - EBP	33,389	176	(9,151)
Gestora de Inteligência de Crédito	338,382	42,894	(32,328)
Banco Hyundai Capital Brasil S.A.	103,703	1,557	2,166
Santander Auto S.A.	15,140	30	110

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,463,262	1,573,082	9,703
Webmotors S.A.	221,313	60,905	43,751
Tecnologia Bancária S.A. - TECBAN	2,238,156	1,510,794	(34,976)
PSA Corretora de Seguros e Serviços Ltda,	3,793	1,383	928

Significant Influence of Banco Santander	123,959	27,714	2,690
Norchem Holding e Negócios S.A.	123,959	27,714	2,690
Total	13,087,276	10,356,484	93,347

(1) Companies with a one-month delay for the equity accounting. For accounting of equity in earnings, used on 12/31/2020 the position of 11/30/2020.

(2) Although the participation is less than 20%, the Bank exercises joint control over the entity with the other majority shareholders, through a shareholders agreement where no business decision can be taken by a single shareholder.

(3) Although the participation is greater than 50%, in accordance with the shareholders agreement, control is shared by Santander Corretora de Seguros and Carsales.com Investments PTY LTD. (Carsales).

(4) In accordance with the shareholders agreement, control is shared by Santander Corretora de Seguros and PSA Services LTD.

(5) Participation arising from credit recovery of Banco Comercial e de Investimentos Sudameris S.A., merged in 2009 by Banco ABN AMRO Real S.A., which in the same year was merged by Banco Santander (Brasil) S.A., one of the Company's partners. The partners are conducting procedures for the extinction of the company, which depends on the sale of a property. Once sold, the company will be liquidated and each partner will receive their share of the equity.

(6) On July 24, 2019, Banco Santander sold its entire stake in CIBRASEC - Companhia Brasileira de Securitização (“CIBRASEC”), corresponding to 4,000 common shares and 50 preferred shares, to ISEC Securitizadora SA for the amount of R$9,845,611,54. Due to the closing of the transaction, Banco Santander is no longer a shareholder of CIBRASEC.

(*) The Bank has no guarantees granted to companies with joint control and significant influence.

(**) The Bank does not have contingent liabilities with significant possible risk of loss related to investments for companies with joint control and significant influence.

Jointly controlled and Significant Influence - Changes in the balance

The changes in the balance of this item in the years ended December 31, 2020, 2019 and 2018 were:

	2020	2019	2018
Jointly Controlled by Banco Santander
Balance at beginning of year	1,049,510	1,032,382	845,704
Additions / disposals (net) due to change in the scope of consolidation	(41,851)	(51,073)	-
Additions /disposals	13,571	746	119,557
Capital reduction	-	-	36,051
Share of results of entities accounted for using the equity method	112,294	148,912	65,373
Dividends proposed/received	(59,784)	(69,904)	(35,351)
Others	21,246	(11,553)	1,048
Balance at end of year	1,094,985	1,049,510	1,032,382

Significant Influence of Banco Santander
Balance at beginning of year	21,252	20,933	20,860
Share of results of entities accounted for using the equity method	(33)	576	585
Dividends proposed/received	(239)	(257)	(512)
Disposals	(20,980)	-	-
Balance at end of year	-	21,252	20,933

Principal jointly controlled entities
		2020		2019		2018
	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors
Current assets	11,270,565	276,168	12,052,008	241,919	9,849,508	221,313
Current liabilities	9,825,654	220,707	10,781,921	61,290	8,679,715	60,905
Cash and cash equivalents	201,142	1,411	489,400	1,667	37,115	1,034
Depreciation and amortization	(1,577)	(14,949)	(1,666)	(9,234)	(977)	(7,423)
Revenue	732,253	277,270	661,215	165,049	1,316,687	167,881
Interest income	1,354,283	2,283	1,401,154	5,079	1,290,703	4,134
Interest expense	(483,506)	-	(547,546)	-	(575,944)	-
Tax Income / (expense)	(169,957)	(26,314)	(83,455)	(26,863)	(147,266)	(16,013)
Current financial liabilities (excluding trade and other payables and provisions)	-	-	4,178,761	53,807	3,130,908	49,709
Non-current financial liabilities (excluding trade and other payables and provisions)	470,081	-	470,081	1,006	4,813,909	5,458